Note 33 - Employee Benefits - DWS Awards Granted Released and Remaining (Detail) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
DWS Equity Plan [Member]
DWS Share-Based Plans [Line Items]
Weighted average fair value per award granted in year	€ 27.67	€ 30.44
Weighted average share price at release/ exercise in year	29.24	37.24
Weighted average remaining contractual life in years	1.3	1.7
DWS SAR Plan [Member]
DWS Share-Based Plans [Line Items]
Weighted average share price at release/ exercise in year	31.89	39.59
Weighted average remaining contractual life in years	€ 3.0	€ 4.0